SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Summary Of Significant Accounting Policies Details Narrative
Accounts receivable allowance	$ 49,168	$ 52,000